DEFERRED TAX	6 Months Ended
Jun. 30, 2025
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX	DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at June 30, 2025 and December 31, 2024, deferred tax is presented on a gross basis in the consolidated statement of financial position as it is related to different tax jurisdictions and not eligible for offset.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2025	As of December 31, 2024
Deferred tax asset	5,741	6,418
Deferred tax liability	(7,339)	(2,258)
Deferred tax (liability) asset, net	(1,598)	4,160
The change in the deferred tax account was as follows for six months ended June 30, 2025:

Deferred tax, net at the beginning of the period	4,160
Business combination (Note 5)	(13,475)
Credited/(charged) to the profit or loss (Note 23)	6,923
Credited/(charged) to the other comprehensive income (Note 23)	92
Translation differences	702
Deferred tax, net at the end of the period	(1,598)
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance was comprised of the following:

	As of June 30, 2025	As of December 31, 2024
Intangible assets - deferred tax assets	3,878	4,615
Intangible assets - deferred tax liability	(14,286)	(3,212)
Trading losses and other allowances	8,810	2,757
Net deferred tax (liabilities) assets	(1,598)	4,160

At June 30, 2025, the Group had unutilized trading losses and other allowances of $65,712 out of which $12,064 were not recognized based on management’s performance projections for 2025 - 2030, and the related ability to utilize the tax losses resulting in a recognition of a deferred tax asset of $8,810.

At June 30, 2025, the Group had net unutilized capital allowances of $31,024 related to intangible assets, of which all were recognized based on management’s performance projections for 2025 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $3,878.

During the six months ended June 30, 2025, a net deferred tax liability of $13,475 was recognized as part of the business combination accounting for the OddsJam Acquisition (Note 5). This primarily related to a deferred tax liability on intangible assets, ($14,845) partly offset by a deferred tax asset on losses and other deductible temporary differences ($1,370).

At June 30, 2025 and December 31, 2024, the Group had a deferred tax asset of $346 and $261, respectively related to expected future tax refunds.

At June 30, 2025, deferred tax liability amounted to $14,286, and related to intangible assets acquired as a part of the OddsJam Acquisition ($11,327) and RotoWire acquisition ($2,959).

At December 31, 2024, deferred tax liability amounted to $3,212 and related to intangible assets acquired as a part of RotoWire acquisition.

At December 31, 2024, the Group had unutilized trading losses and other allowances of $59,755, of which $24,861 were not recognized based on management’s performance projections for 2025 – 2030 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $2,757.

At December 31, 2024, the Group had net unutilized capital allowances of $36,909 related to intangible assets, the balance was recognized in full based on management’s performance projections for 2025 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $4,615.